Statements of Net Assets Available for Benefits - EBP 051 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 146,173,365	$ 144,584,843
Investments at contract value	37,518,855	39,714,829
Total investments	183,692,220	184,299,672
Receivables:
Contributions from employer	51,972	52,227
Contributions from participants	144,787	151,752
Promissory notes from participants	7,292,727	6,763,691
Interest and dividend income	331,916	366,492
Total receivables	7,821,402	7,334,162
Net assets available for benefits	$ 191,513,622	$ 191,633,834